UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Bank of Nova Scotia Trust Company
Address: 1 Queen Street East - Suite 1200

         Toronto, Ontario  M5C 2W5

13F File Number:  28-11459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Wilson
Title:     Senior Manager
Phone:     (416) 866-7829

Signature, Place, and Date of Signing:

     /s/  Peter Wilson     Toronto, Ontario, Canada     March 08, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $72,791 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11475                      The Bank of Nova Scotia
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCAN INC                      COM              013716105     6928   169367 SH       DEFINED 1              169367
ALCAN INC                      COM              013716105     7362   179996 SH       DEF/OTH 1                       179996
BANK MONTREAL QUE              COM              063671101    24943   446636 SH       DEFINED 1              446636
BANK MONTREAL QUE              COM              063671101    18229   326408 SH       DEF/OTH 1                       326408
BANK NOVA SCOTIA HALIFAX       COM              064149107     6903   173996 SH       DEFINED 1              173996
BANK NOVA SCOTIA HALIFAX       COM              064149107     6607   166525 SH       DEF/OTH 1                       166525
BANK OF AMERICA CORPORATION    COM              060505104      379     8214 SH       DEFINED 1                8214
BANK OF AMERICA CORPORATION    COM              060505104      253     5490 SH       DEF/OTH 1                         5490
BARRICK GOLD CORP              COM              067901108      392    14070 SH       DEFINED 1               14070
BARRICK GOLD CORP              COM              067901108      795    28548 SH       DEF/OTH 1                        28548